INVESTMENTS (Details 4)		12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 Home Inns CNY	Sep. 30, 2011 Home Inns CNY	Sep. 30, 2010 Home Inns CNY	Dec. 31, 2012 Home Inns ADS USD ($)	Dec. 31, 2012 Home Inns ADS CNY
Equity method investment disclosures
Current assets		1,480,017,000	1,908,389,000
Non-current assets		7,525,212,000	6,013,060,000
Current liabilities		1,927,080,000	1,462,735,000
Non-current liabilities		3,160,390,000	2,635,492,000
Retain earnings		1,018,922,000	1,051,065,000
Noncontrolling interest		10,975,000	12,705,000
Total revenues		5,613,953,000	3,447,769,000	3,068,313,000
Net Revenues		5,269,377,000	3,232,174,000	2,882,711,000
Income from operations		270,689,000	364,600,000	512,909,000
Net income		4,338,000	357,476,000	402,116,000
Net income/(loss) attributable to Home Inns Group's shareholders		(395,000)	351,916,000	394,835,000
Closing price of ADS (in dollars per share)	$ 94.36				$ 28.90
Aggregate market value					$ 208,000,000	1,300,000,000